CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, Cortina (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2004	Dec. 31, 2016	Dec. 31, 2015
ImmenStar, Inc. | Series A preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire investments	$ 2.0
Cortina
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Gain on sale of shares		$ 0.1	$ 1.6